Related Party Transactions (Details) - Schedule of other payables - related party - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Total	$ 262,598	$ 10,711
Weili He [Member]
Related Party Transaction [Line Items]
Relationship	Former Chief Financial Officer (“CFO”) of the Company who held less than 5% of the Company ordinary shares currently
Total	$ 10,711	10,711
Nature	Salary Payable
Hui Xu [Member]
Related Party Transaction [Line Items]
Relationship	General Manager of CACM
Total	$ 250,000
Nature	Interest-free loan, due on demand
Jehan Zeb Khan [Member]
Related Party Transaction [Line Items]
Relationship	Director and Co-Acting CEO of the Company
Total	$ 1,887
Nature	Interest-free loan, due on demand